SCHEDULE OF RECONCILIATION INCOME TAX EXPENSE (Details) - DIH Holding US, Inc. [Member]	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Tax expense computed at federal statutory rate			21.00%	21.00%
State tax			(273.00%)	2.00%
Change in valuation allowance			2245.50%	(21.60%)
Foreign rate differential			(195.50%)	0.70%
Non-deductible expenses			1426.30%	(5.60%)
Penalties			1124.00%	(2.00%)
Other			(2.40%)	(0.40%)
Total income tax expense	7.20%	18.80%	4345.90%	(5.90%)